PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant, And Equipment

	Machinery	Computer Equipment	Furniture & Fixtures	Leasehold Improvements	Total
	$	$	$	$	$
Cost
As at December 31, 2019	--	--	--	--	--
Additions	153	49	54	24	280
As at December 31, 2020	153	49	54	24	280
Additions	134	173	18	45	370
As at December 31, 2021	287	222	72	69	650
Amortization
As at December 31, 2019	--	--	--	--	--
Depreciation expense	-	13	20	2	35
As at December 31, 2020	--	13	20	2	35
Depreciation expense	72	49	15	15	151
As at December 31, 2021	72	62	35	17	186

Net Book Value
As at December 31, 2020	153	36	34	22	245
As at December 31, 2021	215	160	37	52	464